General information and significant accounting policies	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
General information and significant accounting policies
General information and significant accounting policies

1. General information and significant accounting policies

General information

Arqit Limited (the “Group”) is a private limited company, limited by shares, incorporated in England and Wales under the Companies Act 2006. The address of its registered office and its principal place of trading is 1st floor, 3 More London Riverside, More London Place, London SE1 2RE, United Kingdom.

The principal activity of the Group is the provision of cybersecurity services via satellite and terrestrial platforms.

Basis of preparation

These condensed consolidated interim financial statements do not comprise statutory accounts within the meaning of section 434 of the Companies Act 2006. Statutory accounts for the year ended 30 September 2020 were approved by the Board of Directors on 18 June 2021 and delivered to the Registrar of Companies. The report of the auditors on those accounts was unqualified. The report of the auditors did not contain any statement under section 498 of the Companies Act 2006. These condensed consolidated interim financial statements have been reviewed, not audited. These condensed consolidated interim financial statements for the six months ended 31 March 2021 have been prepared in accordance with IAS 34, ‘Interim financial reporting’, as issued by the IASB. The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 30 September 2020, which have been prepared in accordance with International Financial Reporting Standards as issued by the IASB.

The Company incorporated two subsidiaries during the period ended 31 March 2021, Arqit Inc. and Arqit LLC, and so the directors are required to and have prepared consolidated condensed financial statements which include the results of the subsidiaries. The comparative financial information for the period ended 31 March 2020 is that of the Company.

Forward-looking statements

Certain statements in this condensed set of consolidated interim financial statements are forward looking. Although the Group believes that the expectations reflected in these forward-looking statements are reasonable, we can give no assurance that these expectations will prove to be correct. As these statements involve risks and uncertainties, actual results may differ materially from those expressed or implied by these forward-looking statements. We undertake no obligation to update any forward-looking statements, whether as a result of new information, future events or otherwise.

Accounting policies

The accounting policies adopted are consistent with those of the previous financial year except for basis of consolidation, described below.

Basis of consolidation

The consolidated financial statements present the results of Group and its own subsidiaries (“the Group”) as if they formed a single entity. Intercompany transactions and balances between group companies are therefore eliminated in full.

Going Concern

The Directors believe that it is appropriate to prepare the interim financial statements on a going concern basis. In assessing whether the going concern assumption is appropriate, the Directors have taken into account all relevant available information about the current and future position of the Group. As part of their assessment, the Directors have also taken into account the ability to raise additional funding whilst maintaining sufficient cash resources to meet all commitments.

1. General information and significant accounting policies (continued)

On 12 May 2021, the Group announced its agreement with a special purpose acquisition group (“SPAC”), pursuant to which a newly formed entity will merge with the SPAC, with the newly formed entity surviving and acquiring all of the outstanding share capital of the Group, following which the Group will become a subsidiary of the newly formed entity. Substantially concurrently with the foregoing, investors will make a private investment in public equity (“PIPE”) in the newly formed entity (the “Proposed Transactions”). The Proposed Transactions are subject to several conditions, including SPAC shareholder consent, which management believes will be forthcoming as a matter of course. In addition to the funds raised through the PIPE, the Directors have also considered the likely range of redemption levels by the initial SPAC investors prior to the close date, based upon other historic SPAC transactions. The Proposed Transactions are expected to close in the second half of the calendar year 2021. As a result, the Directors are actively managing the cash position of the Group between the date of approval of the interim financial statements and the closing date for the Proposed Transactions.

Once the Proposed Transactions have closed, Arqit Limited will be part of the newly created group with significant cash resources created with the sole purpose of investing in the Group’s activities under the control of its management. Accordingly, management have considered the budgets and forecasts of the group and have prepared cash flow forecasts for a period of at least 12 months from the date of approval of the interim financial statements.

In the event the Proposed Transactions do not close, Arqit Limited must seek additional funding from a source other than the Proposed Transactions. Arqit Limited’s three existing venture capital investors (“VC’s”) have expressed an intention to continue to support it with another funding round should the Proposed Transactions fail to close. To date the Group has been successful in securing funding when required. Any delays in the timing and / or quantum of raising additional funds can be accommodated by a range of alternative measures, including deferring discretionary expenditure or securing other short term funding.

Whilst no formal commitments remain in place, management recognise that this represents an uncertainty in relation to the possible future availability of funds such that the Group may meet its liabilities as they fall due. However, should the Proposed Transactions not close, management has every reason to believe the VC’s intention to continue to provide support and is confident of being able to close a funding round within a short period of time raising sufficient funds to secure the Group’s future for at least a further 12 months.

Operating Segments

The Directors consider the Group to operate within one operating segment, being the provision of cybersecurity services via satellite and terrestrial platforms.

Critical accounting judgements and key sources of estimation uncertainty

The preparation of interim financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. In preparing these condensed consolidated interim financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the financial statements for the year ended 30 September 2020.

1.    General information and significant accounting policies

General information

Arqit Limited (the “Company”) is a private limited company, limited by shares, incorporated in England and Wales under the Companies Act 2006. The address of its registered office and its principal place of trading is 1st floor, 3 More London Riverside, More London Place, London SE1 2RE, United Kingdom.

The principal activity of the Company is provision of cybersecurity services via satellite and terrestrial platforms.

Basis of preparation

The financial statements, including comparatives, have been prepared in accordance with international financial reporting standards (IFRS) as issued by the International Accounting Standards Board (IASB) and interpretations issued by the International Financial Reporting Standards Interpretations Committee (IFRIC). The financial statements are prepared on the historical cost basis and the accounting policies set out below have been applied. The preparation of the financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the company’s accounting policies.

For all periods up to and including the period ended 30 September 2019, the Company prepared its financial statements in accordance with UK generally accepted accounting principles (UK GAAP). These financial statements for the year ended 30 September 2020 are the first the Company has prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The significant accounting policies of the company are set out below:

Going Concern

The Directors believe that it is appropriate to prepare the financial statements on a going concern basis. In assessing whether the going concern assumption is appropriate, the Directors have taken into account all relevant available information about the current and future position of the Company. As part of their assessment, the Directors have also taken into account the ability to raise additional funding whilst maintaining sufficient cash resources to meet all commitments.

On 12 May 2021, the Company announced its agreement with a special purpose acquisition company (“SPAC”), pursuant to which a newly formed entity will merge with the SPAC, with the newly formed entity surviving and acquiring all of the outstanding share capital of the Company, following which the Company will become a subsidiary of the newly formed entity. Substantially concurrently with the foregoing, investors will make a private investment in public equity (“PIPE”) in the newly formed entity (the “Proposed Transactions”). The Proposed Transactions are subject to several conditions, including SPAC shareholder consent, which management believes will be forthcoming as a matter of course. In addition to the funds raised through the PIPE, the Directors have also considered the likely range of redemption levels by the initial SPAC investors prior to the close date, based upon other historic SPAC transactions. The Proposed Transactions are expected to close in the second half of the calendar year 2021. As a result, the Directors are actively managing the cash position of the Company between the date of approval of the financial statements and the closing date for the Proposed Transactions.

Once the Proposed Transactions have closed, Arqit Limited will be part of the newly created group with significant cash resources created with the sole purpose of investing in the Company’s activities under the control of its management. Accordingly, management have considered the budgets and forecasts of the group and have prepared cash flow forecasts for a period of at least 12 months from the date of approval of the financial statements.

1.    General information and significant accounting policies (continued)

In the event the Proposed Transactions do not close, Arqit Limited must seek additional funding from a source other than the Proposed Transactions. Arqit Limited’s three existing venture capital investors (“VC’s”) have expressed an intention to continue to support it with another funding round should the Proposed Transactions fail to close. To date the Company has been successful in securing funding when required. Any delays in the timing and / or quantum of raising additional funds can be accommodated by a range of alternative measures, including deferring discretionary expenditure or securing other short term funding.

Whilst no formal commitments remain in place, management recognise that this represents an uncertainty in relation to the possible future availability of funds such that the Company may meet its liabilities as they fall due. However, should the Proposed Transactions not close, management has every reason to believe the VC’s intention to continue to provide support and is confident of being able to close a funding round within a short period of time raising sufficient funds to secure the Company’s future for at least a further 12 months.

Based on the above considerations, the Directors have a reasonable expectation that the Company will have adequate resources to continue in operational existence for the foreseeable future, such that it will be able to realise its assets and discharge its liabilities in the normal course of business for a period of at least 12 months from the date of signing these financial statements, and beyond. Therefore, the financial statements are prepared on a going concern basis. The financial statements do not include the adjustments that would be necessary should the going concern basis no longer be appropriate.

Standards, interpretations and amendments to published standards

The Company has applied the following standards and amendments to standards for the first time for their annual reporting period commencing 1 October 2019, none of which had a material impact :

●	IFRS 16 ‘Leases’
●	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures
●	Annual Improvements to IFRS Standards 2015-2017
●	Interpretation 23 ‘Uncertainty over Income Tax Treatments’

The Company has not early applied the following new and amendments to IFRS that have been issued but are not yet effective:

●	Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37) (effective for periods commencing on or after 1 January 2022);
●	IFRS 17: Insurance Contracts (effective for periods commencing on or after 1 January 2023);
●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) (effective for periods commencing on or after 1 January 2022);
●	Annual Improvements to IFRS Standards 2018-2020 (Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41) (effective for periods commencing on or after 1 January 2022); and
●	References to Conceptual Framework (Amendments to IFRS 3) (effective for periods commencing on or after 1 January 2022).

The directors of the Company (the “Directors”) anticipate that the application of all new and amendments to IFRS will have no material impact on the future results of the Company in the foreseeable future.

1.    General information and significant accounting policies (continued)

Operating Segments

The Directors consider the Company to operate within one operating segment, being the provision of cybersecurity services via satellite and terrestrial platforms.

Government grants

Government grants are recognised only when there is reasonable assurance that (a) the entity will comply with any conditions attached to the grant and (b) the grant will be received.

Grants related to research and development are included in non-current liabilities as deferred income and recognised in profit or loss over the period necessary to match them with the costs that they are intended to compensate. The grants will be systematically amortised to profit or loss over a period matching the useful life of the acquired asset.

Research and development expenditure

Research costs are expensed through the income statement as they are incurred. Under IAS 38, development costs are only capitalised after technical and commercial feasibility of the asset for sale or use have been established. The company must intend and be able to complete the asset and either use it or sell it and be able to demonstrate how the asset will generate future economic benefit. Capitalised development costs are recorded as intangible assets and amortised from the point at which the asset is ready for use.

Intangible assets not yet subject to amortisation are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. An impairment loss is recognised for the amount by which the asset’s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use.

Current and deferred income tax

The current income tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the statement of financial position date in the countries where the company operates and generates taxable income, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses. Management periodically evaluate positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The research and development (“R&D”) tax credit is calculated using the current rules as prescribed by HMRC. The estimation is based on the actual UK R&D projects that qualify for the scheme that have been carried out in the period. This is treated on an accruals basis when the R&D tax credit has been calculated and claimed for the relevant period.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax assets is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

Deferred income tax assets are recognised to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilised.

1.    General information and significant accounting policies (continued)

Revenue and other operating income

The Company adopted IFRS 15 ‘Revenue from contracts with customers’ from 1 May 2018 and other income is recognised in accordance with this standard. Other income represents income derived from contracts for the provision of goods and services by the Company to customers in exchange for consideration in the ordinary course of the Company’s activities.

Other operating income is recognised at the point in time when the relevant performance obligation is satisfied. There are no contracts whose performance obligations are satisfied over time. Revenue is measured at the transaction price, being the fair value of the consideration received or receivable.

Performance obligations

Upon approval by the parties to a contract, the contract is assessed to identify each promise to transfer either a distinct good or service or a series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer. Goods and services are distinct and accounted for as separate performance obligations in the contract if the customer can benefit from them either on their own or together with other resources that are readily available to the customer and they are separately identifiable in the contract. Other operating income is recognised on meeting the design milestones and acceptance by the contracting party of the specified deliverables within the contract. Each milestone is considered to be a separate performance obligation.

Transaction price

At the start of the contract, the total transaction price is estimated as the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods and services to the customer, excluding sales taxes. The transaction price does not include estimates of consideration resulting from contract modifications, such as change orders, until they have been approved by the parties to the contract. The total transaction price is allocated to the performance obligations identified in the contract in proportion to their relative standalone selling prices. Given the bespoke nature of many of the Company’s products and services, which are designed and/or manufactured under contract to the customer’s individual specifications, there are sometimes no observable standalone selling prices. Instead, standalone selling prices are typically estimated based on expected costs. With respect to the Company’s agreement with ESA, the value of each milestone is set out within the agreement and represents the transaction price for each distinct milestone and performance obligation.

Contract liabilities

Contract liabilities represent the obligation to transfer goods or services to a customer for which consideration has been received, or consideration is due, from the customer.

Accounting for Joint Ventures

An entity is treated as a joint venture where the Company is a party to a contractual agreement with one or more parties from outside the Company to undertake an economic activity that is subject to joint control.

This is initially recognised as an investment at cost and subsequently accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of an entity and a financial liability or equity instrument of another.

1.    General information and significant accounting policies (continued)

(a)   Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, fair value through other comprehensive income, or fair value through profit and loss.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortised cost or fair value through other comprehensive income, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortised cost (debt instruments)
●	Financial assets at fair value through other comprehensive income with recycling of cumulative gains and losses (debt instruments)
●	Financial assets designated at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition (equity instruments)
●	Financial assets at fair value through profit or loss

Financial assets at amortised cost (debt instruments)

This category is the most relevant to the Company. The Company measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Interest received is recognised as part of finance income in the statement of profit or loss and other comprehensive income. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Company’s financial assets at amortised cost include trade receivables (not subject to provisional pricing) and other receivables.

1.    General information and significant accounting policies (continued)

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a Company of similar financial assets) is primarily derecognised (i.e., removed from the Company’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Company recognises an allowance for expected credit losses (“ECLs”) for all debt instruments not held. For trade receivables (not subject to provisional pricing) and other receivables due in less than 12 months, the Company applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Company does not track changes in credit risk, but instead, recognises a loss allowance based on the financial asset’s lifetime ECL at each reporting date.

The Company considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company.

A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity. At each reporting date, the Company assesses whether financial assets carried at amortised cost are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

(b)   Financial liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include trade and other payables and loans.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss. Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognised in the statement of profit or loss and other comprehensive income.

1.    General information and significant accounting policies (continued)

Loans and borrowings and trade and other payables

After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in the statement of profit or loss and other comprehensive income when the liabilities are derecognised, as well as through the EIR amortisation process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included as finance costs in the statement of comprehensive income.

This category generally applies to trade and other payables.

Derecognition

A financial liability is derecognised when the associated obligation is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognised in profit or loss and other comprehensive income.

Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortised costs. Any difference between the proceeds (net of transaction costs) and the redemption value are recognised in the income statement over the period of the borrowings using the effective interest rate method. Borrowing costs are expensed in the period in which they are incurred.

Borrowings are classified as current liabilities unless the company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Convertible loan notes

Convertible loan notes are assessed on inception and classified as either a liability, equity or a compound financial instrument in accordance with IAS 32. When a convertible loan note is assessed to be wholly equity it is recognised immediately in other reserves.

When a convertible loan note is assessed a liability, it is treated as a hybrid instrument containing a host debt contract and an embedded derivative liability (written call option over own shares). The embedded derivative is measured at fair value with changes in fair value recognised in profit or loss. Should it be concluded that the equity component of the combined instrument may be sufficiently significant to preclude it from obtaining a reliable estimate of the fair value of the entire instrument, the combined instrument is measured at cost less impairment.

When a convertible loan note is assessed as a compound financial instrument, the net proceeds received from the issue of convertible bonds are split between a liability element and an equity component at the date of issue. The fair value of the liability component is estimated using the prevailing market interest rate for similar nonconvertible debt. The difference between the proceeds of issue of the convertible bonds and the fair value assigned to the liability component, representing the embedded option to convert the liability into equity of the Company, is included in equity and is not remeasured. The liability component is carried at amortised cost.

The interest expense on the liability component is calculated by applying the prevailing market interest rate, at the time of issue, for similar non-convertible debt to the liability component of the instrument. The difference between this amount and the interest paid is added to the carrying amount of the convertible bonds.

1.    General information and significant accounting policies (continued)

Share based payments

Where share options are awarded to employees, the fair value of the options at the date of grant is charged to the Statement of Comprehensive Income over the vesting period. Nonmarket vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each Statement of Financial Position date so that, ultimately, the cumulative amount recognised over the vesting period is based on the number of options that eventually vest. Market vesting conditions are factored into the fair value of the options granted. The cumulative expense is not adjusted for failure to achieve a market vesting condition.

The fair value of the award also takes into account non-vesting conditions. These are either factors beyond the control of either party (such as a target based on an index) or factors which are within the control of one or other of the parties (such as the Company keeping the scheme open or the employee maintaining any contributions required by the scheme).

Where the terms and conditions of options are modified before they vest, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to the Statement of Comprehensive Income over the remaining vesting period.

Where equity instruments are granted to persons other than employees, the Statement of Comprehensive Income is charged with fair value of goods and services received.

The share option charge was calculated using the Black Scholes Option pricing model which requires the use of various estimates and assumptions.

Foreign currencies

The directors believe pounds sterling (“sterling”) best represents the functional currency of the company. Therefore the books and records are maintained in sterling and, for the purpose of the financial statements, the results and financial position are presented in sterling.

Monetary assets and liabilities in foreign currencies are translated into sterling at the rates of exchange at the balance sheet date. Transactions in foreign exchange are translated into sterling at the rates of exchange at the date of the transaction. Exchange differences are charged to the Statement of Comprehensive Income.

Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and all other cash amounts with maturities of three months or less.

Property, plant and equipment

Property, plant and equipment are stated at historic cost less accumulated depreciation and impairment losses, if any.

Depreciation is calculated under the straight-line method to write off the depreciable amount of the assets over their estimated useful lives. Depreciation of an asset does not cease when the asset becomes idle or is retired from active use unless the asset is fully depreciated. The principal annual rates used for this purpose are between three and five years.

The depreciation method, useful lives and residual values are reviewed, and adjusted if appropriate, at the end of each reporting period to ensure that the amounts, method and years of depreciation are consistent with previous estimates and the expected pattern of consumption of the future economic benefits embodied in the items of the property, plant and equipment.

1.    General information and significant accounting policies (continued)

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when the cost is incurred and it is probable that the future economic benefits associated with the asset will flow to the Company and the cost of the asset can be measured reliably. The carrying amount of parts that are replaced is derecognised. The costs of the day-to-day servicing of property, plant and equipment are recognised in profit or loss as incurred. Costs also comprise the initial estimate of dismantling and removing the asset and restoring the site on which it is located for which the Company are obligated to incur when the asset is acquired, if applicable.

The Company as lessee has elected not to apply the requirements under IFRS 16 to short-term leases held. The lease payments associated with those leases are recognised as an expense on a straight-line basis over the lease term.

Share capital

Ordinary shares are classified as equity. Any incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.

Financial risk management

The company’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk.

Risk management is overseen by the Board of Directors. The Board provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

Please see note 22 for financial instruments and fair value disclosures.

Expected credit losses

Management assess recoverability of balances at year end. Balances that are considered doubtful are provided for within the period which management first deem this necessary. Balances which are deemed not fully recoverable are written off.

Critical accounting judgements and key sources of estimation uncertainty

In the application of the company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on experience and other factors that are considered to be relevant. Actual results may differ from these estimates. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period or in the period of revision and future periods if the revision affects both current and future periods. The directors consider the below to be the critical judgements in respect of the period.

Capitalisation of development costs

The Company capitalises costs for product development projects. As described in the “Research and development expenditure” accounting policy, initial capitalisation of costs is based on management’s judgement that all of the recognition criteria within IAS 38 can be demonstrated. The Company adopts a formal methodology for its technology programmes based on recognised industry standards which outline distinct development phases and activities. The Company has assessed that all recognition criteria in IAS 38 are demonstrable at the point the project commences the first development phase and capitalises the development costs incurred from that point in time.

At 30 September 2020, the carrying amount of capitalised development costs were £6,792,770 (2019: £3,275,544, 1 January 2019: £348,505).

1.    General information and significant accounting policies (continued)

Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity settled transactions with employees at the grant date, the Company uses a Black Scholes valuation. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 16.

Accounting treatment of income from European Space Agency (“ESA”)

There are mixed indicators whether the arrangement is in scope of IAS 20 or IFRS 15, and this assessment is a key management judgement.

In 2019 the Company entered in an agreement with the ESA whereby the Company has undertaken to carry out all work necessary to design, develop, manufacture, assemble, integrate, verify, obtain licenses and launch a satellite (“QKDSat”), and to deploy and pilot the operations of the QKDSat system. ESA has undertaken to pay specified amounts upon the achievement of specific milestones related to this undertaking, as set out in the agreement. QKDSat is constituted under the ARTES 33-11 programme line which ESA has created with the objective of validating quantum key distribution technologies.

Based on our analysis, Arqit is providing specific deliverables (intellectual property) and services (satellite design) to ESA, which in our view it is a reasonable judgement that IAS 20 is not applicable and Arqit is providing services to ESA in its capacity as a customer. The primary output of the Company is the provision of quantum key distribution rather than satellite design services and the sale of intellectual property. Whilst the performance obligations in the ESA Agreement are not the primary output of the Company, the sale of satellite design services and intellectual property is an ordinary output of the Company.

Given the judgement associated with the above, and whether the provision of such services is ‘revenue’ from the ordinary activities of the business presentation as ‘Other Income’ is concluded as appropriate and reflects the substance of the ESA Agreement.

Market rate of interest used in accounting for convertible loan notes

Management have deemed the market rate of interest used in accounting for the interest free convertible loan notes to be 10%. This assessment was made on the basis of informal opinions sought from advisers, and management’s own experience of similar instruments from prior engagements in other businesses.

Deferred tax asset

Judgement is required to determine whether deferred tax assets are recognised in the statement of financial position. Deferred tax assets, arising from unutilised tax losses, require the Group to assess the likelihood it will generate sufficient taxable earnings in future periods, in order to utilise recognised deferred tax assets. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.